Consolidated Balance Sheets - USD ($) $ in Thousands		Mar. 31, 2018	Mar. 25, 2017
Current assets:
Cash and cash equivalents		$ 779	$ 1,944	[1]
Accounts receivable and other receivables		4,817	2,554	[1]
Inventories		65,793	65,894	[1]
Prepaids and other current assets		3,824	1,411	[1]
Assets of disposal group	[1]		77,962
Total current assets		75,213	149,765	[1]
Property and equipment		15,067	11,606	[1]
Intangible assets and other assets		3,007	2,707	[1]
Assets of disposal group	[1]		14,860
Total non-current assets		18,074	29,173	[1]
Total assets		93,287	178,938	[1]
Current liabilities:
Bank indebtedness		28,640	44,840	[1]
Accounts payable		20,457	18,475	[1]
Accrued liabilities		5,807	4,951	[1]
Current portion of long-term debt		2,611	2,393	[1]
Liabilities of disposal group	[1]		57,628
Total current liabilities		57,515	128,287	[1]
Long-term debt		3,757	4,057	[1]
Other long-term liabilities		6,828	5,040	[1]
Liabilities of disposal group	[1]		28,758
Total long-term liabilities		10,585	37,855	[1]
Commitments and Contingencies				[1]
Stockholders' equity:
Common stock		69,601	69,601
Preferred stock - no par value, unlimited shares authorized, none issued	[2]			[1]
Additional paid-in capital		16,358	16,372	[1]
Accumulated deficit		(62,222)	(73,921)	[1]
Accumulated other comprehensive income		1,450	744	[1]
Total stockholders' equity		25,187	12,796	[1]
Total liabilities and stockholders' equity		93,287	178,938	[1]
Class A Common Stock [Member]
Stockholders' equity:
Common stock	[2]	30,988	30,988	[1]
Class B Common Stock [Member]
Stockholders' equity:
Common stock	[2]	$ 38,613	$ 38,613	[1]

[1]	Retrospectively revised (see note 18)
[2]	unlimited shares authorized